Short and long-term investments - Summary of Short and Long-Term Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Short And Long Term Investments [Line Items]
Short and long-term investments		$ 205,784	$ 183,374
Current		196,135	181,374
Non-current	[1]	9,649	2,000
Financial assets measured at fair value [member]
Disclosure Of Short And Long Term Investments [Line Items]
Short and long-term investments		163,205	95,293
Financial assets measured at amortized cost [member]
Disclosure Of Short And Long Term Investments [Line Items]
Short and long-term investments		$ 42,579	$ 88,081

[1]	Comprising ordinary shares of unlisted entities measured at fair value. The Group elected to recognize the changes in fair value of the existing instruments through profit or loss (“FVPL”). Refer to note 24.1(ii)a for additional details.